Other Information (Schedule Of Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Inventory		$ 23,110	$ 21,157
Deferred tax asset		19,249	16,573
Deposits		10,277	15,167
Deferred loan costs		44,446	53,672
Other		70,126	89,582
Total other current assets	158,633	134,935	196,151
Scenario, Previously Reported [Member]
Other Information [Abstract]
Total other current assets		$ 167,208